Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 5,850		$ 4,846
Central Hudson
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 320		$ 230
Regulated Operation
Line of Credit Facility [Line Items]
Maximum borrowing capacity	3,795
Regulated Operation | ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity		400
Amount outstanding		134		$ 155
Regulated Operation | ITC | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		900
Regulated Operation | UNS Energy | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		375
Regulated Operation | Central Hudson | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		250
Regulated Operation | Central Hudson | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		70
Regulated Operation | FortisBC Energy | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	700
Regulated Operation | FortisBC Energy | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	55
Regulated Operation | FortisAlberta | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250
Regulated Operation | FortisBC Electric | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	150
Regulated Operation | FortisBC Electric | Unsecured demand overdraft facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	10
Regulated Operation | Other Electric | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	255	83
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	65
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	90
Regulated Operation | Other Electric | Unsecured committed revolving credit facility | Third redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	100
Regulated Operation | Other Electric | Unsecured demand facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	20
Regulated Operation | Other Electric | Unsecured demand facility and emergency standby loan
Line of Credit Facility [Line Items]
Maximum borrowing capacity		60
Non-Regulated
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,055
Non-Regulated | Corporate and other | Unsecured committed revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,350
Non-Regulated | Corporate and other | Unsecured committed revolving credit facility | First redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	50
Non-Regulated | Corporate and other | Unsecured committed revolving credit facility | Second redemption date
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,300
Non-Regulated | Corporate and other | Unsecured non-revolving facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 27
Non-Regulated | Corporate and other | Unsecured non-revolving facility, 2023 maturity
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 500